UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for Wells Fargo Utilities and High Income Fund.

Date of reporting period: May 31, 2016

ITEM 1.	INVESTMENTS

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Shares	Value

Common Stocks : 71.89%

Consumer Discretionary : 0.49%

Media : 0.49%
Vivendi SA	28,900	$573,334

Energy : 2.05%

Oil, Gas & Consumable Fuels : 2.05%
Spectra Energy Corporation	75,000	2,389,500
Swift Energy Company †(i)	1,214	27,983
		2,417,483

Financials : 5.19%

Insurance : 5.19%
Poste Italiane SpA	800,000	6,124,027

Industrials : 2.81%

Air Freight & Logistics : 2.81%
Deutsche Post AG	113,482	3,310,057

Telecommunication Services : 13.20%

Diversified Telecommunication Services : 10.76%
BCE Incorporated	16,000	736,640
CenturyLink Incorporated	75,000	2,034,000
Deutsche Telekom AG	245,300	4,331,449
Orange SA	200,000	3,474,807
Verizon Communications Incorporated	41,291	2,101,712
		12,678,608

Wireless Telecommunication Services : 2.44%
Shenandoah Telecommunications Company	90,000	2,879,100

Utilities : 48.15%

Electric Utilities : 39.07%
Alliant Energy Corporation	8,000	296,400
American Electric Power Company Incorporated	70,000	4,531,100
Chesapeake Utilities Corporation	300	17,307
Duke Energy Corporation	30,514	2,387,110
Edison International	60,000	4,297,800
Endesa SA	180,000	3,701,120
Enel SpA	1,225,000	5,552,848
Entergy Corporation	1,000	75,920
Eversource Energy	90,000	4,971,600
Exelon Corporation	16,000	548,320
Great Plains Energy Incorporated	100,000	2,918,000
IDACORP Incorporated	25,000	1,830,250
NextEra Energy Incorporated	35,000	4,204,200
PNM Resources Incorporated	75,000	2,463,000
Red Electrica Corporacion SA	40,000	3,558,101
Spark Energy Incorporated Class A	36,700	1,104,303
Terna SpA	650,000	3,604,542
		46,061,921

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Shares	Value

Gas Utilities : 0.02%
New Jersey Resources Corporation	400	$14,060
South Jersey Industries Incorporated	400	11,556
		25,616

Multi-Utilities : 5.92%
CenterPoint Energy Incorporated	50,000	1,126,500
Dominion Resources Incorporated	300	21,675
MDU Resources Group Incorporated	500	11,435
Public Service Enterprise Group Incorporated	50,000	2,237,500
Sempra Energy	19,900	2,131,688
TECO Energy Incorporated	50,000	1,377,000
Veolia Environnement SA	3,100	69,605
		6,975,403

Water Utilities : 3.14%
American Water Works Company Incorporated	50,000	3,705,000

Total Common Stocks (Cost $62,907,841)		84,750,549

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 29.59%

Consumer Discretionary : 5.32%

Auto Components : 0.20%
Cooper Tire & Rubber Company (i)	7.63%	3-15-2027	$190,000	204,250
Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	26,844
				231,094

Distributors : 0.08%
LKQ Corporation	4.75	5-15-2023	100,000	98,250

Diversified Consumer Services : 0.41%
Service Corporation International	7.50	4-1-2027	351,000	410,670
Service Corporation International	7.63	10-1-2018	25,000	27,875
Service Corporation International	8.00	11-15-2021	40,000	46,800
				485,345

Hotels, Restaurants & Leisure : 1.11%
CCM Merger Incorporated 144A	9.13	5-1-2019	465,000	487,669
Greektown Holdings LLC 144A	8.88	3-15-2019	675,000	707,063
Hilton Worldwide Finance LLC	5.63	10-15-2021	15,000	15,534
Speedway Motorsports Incorporated	5.13	2-1-2023	100,000	102,000
				1,312,266

Household Durables : 0.23%
American Greetings Corporation	7.38	12-1-2021	150,000	153,375
Tempur Sealy International Incorporated 144A	5.50	6-15-2026	75,000	75,375
Tempur Sealy International Incorporated	5.63	10-15-2023	10,000	10,363
Tempur Sealy International Incorporated	6.88	12-15-2020	25,000	26,580
				265,693

Leisure Products : 0.04%
Vista Outdoor Incorporated 144A	5.88	10-1-2023	40,000	41,804

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media : 2.48%
Altice US Finance I Corporation 144A	5.38%	7-15-2023	$200,000	$203,576
Cablevision Systems Corporation	8.63	9-15-2017	145,000	154,606
CCO Holdings LLC	5.13	2-15-2023	50,000	50,875
CCO Holdings LLC 144A	5.13	5-1-2023	135,000	136,688
CCO Holdings LLC	5.25	9-30-2022	90,000	92,475
CCO Holdings LLC 144A	5.38	5-1-2025	335,000	340,025
CCO Holdings LLC 144A	5.50	5-1-2026	5,000	5,050
CCO Holdings LLC 144A	5.75	2-15-2026	275,000	281,875
CCO Holdings LLC 144A	5.88	4-1-2024	50,000	52,125
CCO Holdings LLC	6.63	1-31-2022	50,000	53,050
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	15,000	14,325
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	100,000	95,426
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	100,000	103,750
CSC Holdings LLC	7.88	2-15-2018	75,000	81,188
CSC Holdings LLC	8.63	2-15-2019	125,000	138,438
EMI Music Publishing 144A%%	7.63	6-15-2024	25,000	25,594
Gray Television Incorporated	7.50	10-1-2020	375,000	391,875
Lamar Media Corporation	5.88	2-1-2022	75,000	78,375
LIN Television Corporation	6.38	1-15-2021	25,000	26,063
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	50,000	52,456
National CineMedia LLC	6.00	4-15-2022	175,000	182,438
National CineMedia LLC	7.88	7-15-2021	100,000	104,250
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	25,000	25,063
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	145,000	151,163
Outfront Media Capital Corporation	5.25	2-15-2022	15,000	15,244
Outfront Media Capital Corporation	5.88	3-15-2025	65,000	67,600
				2,923,593

Specialty Retail : 0.73%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	40,000	41,500
ABC Supply Company Incorporated 144A	5.75	12-15-2023	50,000	52,000
Asbury Automotive Group Incorporated	6.00	12-15-2024	100,000	101,750
Century Intermediate Holding Company (PIK at 10.50%) 144A¥(i)	9.75	2-15-2019	15,000	15,225
Penske Auto Group Incorporated	5.38	12-1-2024	250,000	250,000
Penske Auto Group Incorporated	5.50	5-15-2026	25,000	24,813
Penske Auto Group Incorporated	5.75	10-1-2022	99,000	101,441
Sonic Automotive Incorporated	5.00	5-15-2023	70,000	68,775
Sonic Automotive Incorporated	7.00	7-15-2022	200,000	210,000
				865,504

Textiles, Apparel & Luxury Goods : 0.04%
Wolverine World Wide Company	6.13	10-15-2020	45,000	46,575

Consumer Staples : 0.39%

Beverages : 0.09%
Cott Beverages Incorporated	5.38	7-1-2022	50,000	50,188
Cott Beverages Incorporated	6.75	1-1-2020	60,000	62,700
				112,888

Food Products : 0.28%
B&G Foods Incorporated	4.63	6-1-2021	30,000	30,263
Darling Ingredients Incorporated	5.38	1-15-2022	15,000	15,525
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	85,000	85,691
Pinnacle Foods Incorporated 144A	5.63	5-1-2024	25,000	24,438
Prestige Brands Incorporated 144A	6.38	3-1-2024	10,000	10,525
Simmons Foods Incorporated 144A	7.88	10-1-2021	175,000	159,250
				325,692

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Household Products : 0.02%
Central Garden & Pet Company	6.13%	11-15-2023	$20,000	$20,750

Energy : 6.94%

Energy Equipment & Services : 2.26%
Bristow Group Incorporated	6.25	10-15-2022	400,000	298,752
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	40,000	39,500
Era Group Incorporated	7.75	12-15-2022	334,000	282,230
Hilcorp Energy Company 144A	5.00	12-1-2024	75,000	71,250
Hilcorp Energy Company 144A	5.75	10-1-2025	75,000	72,375
Hilcorp Energy Company 144A	7.63	4-15-2021	25,000	25,813
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	100,000	57,438
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	230,000	133,400
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	235,000	142,763
NGPL PipeCo LLC 144A	7.12	12-15-2017	190,000	199,500
NGPL PipeCo LLC 144A	7.77	12-15-2037	950,000	933,375
NGPL PipeCo LLC 144A	9.63	6-1-2019	35,000	36,663
PHI Incorporated	5.25	3-15-2019	405,000	363,488
				2,656,547

Oil, Gas & Consumable Fuels : 4.68%
Alpha Natural Resources Incorporated (i)(s)	6.25	6-1-2021	50,000	375
Arch Coal Incorporated (s)	7.00	6-15-2019	100,000	1,500
Arch Coal Incorporated (s)	7.25	6-15-2021	50,000	750
Berry Petroleum Company LLC (s)	6.38	9-15-2022	225,000	54,000
Berry Petroleum Company LLC (s)	6.75	11-1-2020	25,000	6,000
Cheniere Energy Incorporated 144A	7.00	6-30-2024	50,000	51,250
Continental Resources Incorporated	5.00	9-15-2022	100,000	94,500
CSI Compressco LP	7.25	8-15-2022	125,000	101,250
Denbury Resources Incorporated	4.63	7-15-2023	375,000	253,125
Denbury Resources Incorporated	5.50	5-1-2022	30,000	21,300
Denbury Resources Incorporated	6.38	8-15-2021	160,000	113,800
El Paso Pipeline Partners Operating LLC	5.00	10-1-2021	125,000	129,141
Enable Midstream Partner LP	2.40	5-15-2019	275,000	250,556
Enable Midstream Partner LP	3.90	5-15-2024	125,000	105,901
Enable Midstream Partner LP	5.00	5-15-2044	25,000	18,673
Enlink Midstream LLC	4.15	6-1-2025	225,000	192,627
Enlink Midstream LLC	4.40	4-1-2024	250,000	218,304
Exterran Partners LP	6.00	4-1-2021	200,000	173,000
Kinder Morgan Incorporated	5.55	6-1-2045	75,000	68,976
Kinder Morgan Incorporated	6.50	9-15-2020	45,000	49,095
Kinder Morgan Incorporated	7.00	6-15-2017	75,000	78,284
Kinder Morgan Incorporated (i)	7.42	2-15-2037	90,000	89,154
Kinder Morgan Incorporated	7.80	8-1-2031	100,000	107,490
Overseas Shipholding Group Incorporated	8.13	3-30-2018	225,000	225,000
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	260,000	264,550
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	50,000	51,875
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	425,000	414,375
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	205,000	210,125
Rose Rock Midstream LP	5.63	7-15-2022	50,000	43,125
Rose Rock Midstream LP	5.63	11-15-2023	50,000	41,500
Sabine Oil & Gas Corporation (i)(s)	7.25	6-15-2019	50,000	1,250
Sabine Oil & Gas Corporation (i)(s)	7.50	9-15-2020	260,000	5,200
Sabine Pass Liquefaction LLC	5.63	2-1-2021	75,000	76,594
Sabine Pass Liquefaction LLC	5.63	4-15-2023	165,000	166,650
Sabine Pass Liquefaction LLC	5.63	3-1-2025	50,000	50,000
Sabine Pass Liquefaction LLC	5.75	5-15-2024	50,000	50,250
Sabine Pass Liquefaction LLC	6.25	3-15-2022	200,000	204,500
Sabine Pass LNG LP	6.50	11-1-2020	370,000	386,188
Sabine Pass LNG LP	7.50	11-30-2016	295,000	301,638
SemGroup Corporation	7.50	6-15-2021	250,000	236,875
Southwestern Energy Company	4.10	3-15-2022	75,000	61,125
Suburban Propane Partners LP	7.38	8-1-2021	26,000	27,040
Swift Energy Company (a)(i)(s)	7.13	6-1-2017	422,000	0

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Swift Energy Company (a)(i)(s)	8.88%	1-15-2020	$75,000	$0
Tesoro Logistics LP	6.13	10-15-2021	25,000	25,766
Tesoro Logistics LP	6.38	5-1-2024	25,000	25,750
Ultra Petroleum Corporation (s)144A	5.75	12-15-2018	35,000	18,725
Ultra Petroleum Corporation (s)144A	6.13	10-1-2024	675,000	361,125
Western Gas Partners LP	3.95	6-1-2025	25,000	22,547
Western Gas Partners LP	5.38	6-1-2021	25,000	25,168
Western Gas Partners LP	5.45	4-1-2044	50,000	43,449
				5,519,441

Financials : 5.31%

Banks : 0.30%
CIT Group Incorporated 144A	5.50	2-15-2019	100,000	104,500
CIT Group Incorporated 144A	6.63	4-1-2018	231,000	243,633
				348,133

Capital Markets : 0.50%
Jefferies Finance LLC 144A	6.88	4-15-2022	350,000	308,000
Jefferies Finance LLC 144A	7.38	4-1-2020	80,000	75,200
Jefferies Finance LLC 144A	7.50	4-15-2021	225,000	206,438
				589,638

Consumer Finance : 1.32%
Ally Financial Incorporated	5.75	11-20-2025	25,000	25,313
Ally Financial Incorporated	8.00	12-31-2018	75,000	81,844
Ally Financial Incorporated	8.00	3-15-2020	203,000	231,420
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	25,900
Homer City Generation LLC	8.73	10-1-2026	136,442	79,136
Navient Corporation	8.00	3-25-2020	175,000	179,813
SLM Corporation	8.45	6-15-2018	125,000	134,688
Springleaf Finance Corporation	5.75	9-15-2016	50,000	50,375
Springleaf Finance Corporation	6.00	6-1-2020	175,000	170,188
Springleaf Finance Corporation	6.50	9-15-2017	50,000	51,625
Springleaf Finance Corporation	6.90	12-15-2017	243,000	254,543
Springleaf Finance Corporation	7.75	10-1-2021	100,000	99,000
Springleaf Finance Corporation	8.25	12-15-2020	25,000	26,000
Springleaf Finance Corporation	8.25	10-1-2023	150,000	147,750
				1,557,595

Diversified Financial Services : 0.56%
Denali Borrower LLC 144A	5.63	10-15-2020	330,000	346,995
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	150,000	131,250
NewStar Financial Incorporated	7.25	5-1-2020	200,000	186,000
				664,245

Insurance : 0.34%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	275,000	258,500
Hub International Limited 144A	7.88	10-1-2021	150,000	147,000
				405,500

Real Estate Management & Development : 0.21%
Onex Corporation 144A	7.75	1-15-2021	250,000	248,750

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

REITs : 2.08%
Crown Castle International Corporation	4.88%	4-15-2022	$35,000	$38,067
Crown Castle International Corporation	5.25	1-15-2023	70,000	77,683
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	225,000	231,188
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	340,000	357,000
Equinix Incorporated	5.88	1-15-2026	25,000	26,063
ESH Hospitality Incorporated 144A	5.25	5-1-2025	275,000	266,750
Iron Mountain Incorporated 144A	4.38	6-1-2021	125,000	124,688
Iron Mountain Incorporated	5.75	8-15-2024	360,000	360,000
Iron Mountain Incorporated 144A	6.00	10-1-2020	20,000	21,100
Iron Mountain Incorporated	6.00	8-15-2023	267,000	279,015
Iron Mountain U.S. Holdings Company 144A	5.38	6-1-2026	100,000	98,750
Sabra Health Care Incorporated	5.38	6-1-2023	75,000	74,438
Sabra Health Care Incorporated	5.50	2-1-2021	105,000	108,938
The Geo Group Incorporated	5.13	4-1-2023	45,000	43,763
The Geo Group Incorporated	5.88	1-15-2022	210,000	213,150
The Geo Group Incorporated	5.88	10-15-2024	100,000	101,125
The Geo Group Incorporated	6.00	4-15-2026	25,000	25,250
				2,446,968

Health Care : 3.19%

Health Care Equipment & Supplies : 0.61%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	320,000	261,200
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	25,000	25,563
Hologic Incorporated 144A	5.25	7-15-2022	90,000	94,163
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	175,000	187,737
Surgery Center Holdings Company 144A	8.88	4-15-2021	150,000	150,750
				719,413

Health Care Providers & Services : 1.96%
Acadia Healthcare Company Incorporated 144A	6.50	3-1-2024	20,000	20,756
Centene Corporation	5.75	6-1-2017	75,000	77,531
Centene Corporation 144A	6.13	2-15-2024	50,000	52,657
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	35,000	34,694
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	170,000	178,075
HCA Incorporated	5.88	3-15-2022	25,000	27,000
HCA Incorporated	6.50	2-15-2020	325,000	357,500
HealthSouth Corporation	5.75	11-1-2024	50,000	50,688
HealthSouth Corporation	5.75	9-15-2025	100,000	101,000
Mednax Incorporated 144A	5.25	12-1-2023	50,000	51,157
Molina Healthcare Incorporated 144A	5.38	11-15-2022	25,000	24,970
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	250,000	273,250
MPH Acquisition Holdings LLC 144A%%	7.13	6-1-2024	50,000	51,375
MPT Operating Partnership LP	6.38	2-15-2022	70,000	73,333
MPT Operating Partnership LP	6.38	3-1-2024	10,000	10,700
MPT Operating Partnership LP	6.88	5-1-2021	125,000	129,438
Select Medical Corporation	6.38	6-1-2021	405,000	389,813
Team Health Incorporated 144A	7.25	12-15-2023	200,000	214,500
Tenet Healthcare Corporation	6.00	10-1-2020	50,000	52,625
Vizient Incorporated 144A	10.38	3-1-2024	125,000	133,750
				2,304,812

Health Care Technology : 0.36%
Change Healthcare Holdings Incorporated 144A	6.00	2-15-2021	50,000	50,250
Change Healthcare Holdings Incorporated	11.00	12-31-2019	355,000	376,300
				426,550

Pharmaceuticals : 0.26%
Endo Finance LLC 144A	5.75	1-15-2022	65,000	58,338
Endo Finance LLC 144A	5.88	1-15-2023	50,000	43,125

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Endo Finance LLC 144A	6.00%	2-1-2025	$50,000	$43,375
Endo Finance LLC 144A	7.75	1-15-2022	180,000	166,950
				311,788

Industrials : 1.56%

Airlines : 0.10%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	113,250

Commercial Services & Supplies : 0.43%
Aramark Services Incorporated	5.13	1-15-2024	10,000	10,372
Covanta Holding Corporation	5.88	3-1-2024	185,000	184,075
Covanta Holding Corporation	6.38	10-1-2022	195,000	201,338
Covanta Holding Corporation	7.25	12-1-2020	110,000	114,125
				509,910

Construction & Engineering : 0.33%
AECOM	5.75	10-15-2022	15,000	15,488
AECOM	5.88	10-15-2024	200,000	208,000
United Rentals North America Incorporated	4.63	7-15-2023	90,000	89,325
United Rentals North America Incorporated	5.50	7-15-2025	75,000	73,594
				386,407

Professional Services : 0.01%
Ascent Capital Group Incorporated	4.00	7-15-2020	25,000	15,828

Trading Companies & Distributors : 0.69%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	400,000	417,750
H&E Equipment Services Incorporated	7.00	9-1-2022	350,000	360,500
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	38,500
				816,750

Information Technology : 1.94%

Communications Equipment : 0.09%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	100,000	101,750

Electronic Equipment, Instruments & Components : 0.69%
Jabil Circuit Incorporated	8.25	3-15-2018	620,000	674,250
Zebra Technologies Corporation	7.25	10-15-2022	135,000	143,944
				818,194

Internet Software & Services : 0.11%
Infor Software Parent LLC	6.50	5-15-2022	50,000	45,875
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	75,000	62,617
Zayo Group LLC	6.38	5-15-2025	25,000	26,000
				134,492

IT Services : 0.19%
First Data Corporation 144A	5.00	1-15-2024	40,000	39,975
First Data Corporation 144A	5.75	1-15-2024	20,000	20,000
First Data Corporation 144A	6.75	11-1-2020	152,000	159,980
				219,955

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment : 0.26%
Micron Technology Incorporated 144A	5.25%	8-1-2023	$25,000	$21,188
Micron Technology Incorporated 144A	5.25	1-15-2024	75,000	63,000
Micron Technology Incorporated	5.50	2-1-2025	110,000	92,125
Micron Technology Incorporated 144A	5.63	1-15-2026	85,000	69,275
Micron Technology Incorporated	5.88	2-15-2022	65,000	59,150
				304,738

Software : 0.20%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	45,000	47,250
Activision Blizzard Incorporated 144A	6.13	9-15-2023	10,000	10,888
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	200,000	145,500
SS&C Technologies Incorporated	5.88	7-15-2023	25,000	26,000
				229,638

Technology Hardware, Storage & Peripherals : 0.40%
NCR Corporation	5.88	12-15-2021	15,000	15,225
NCR Corporation	6.38	12-15-2023	450,000	459,729
				474,954

Materials : 0.66%

Chemicals : 0.02%
Celanese US Holdings LLC	5.88	6-15-2021	20,000	21,750

Containers & Packaging : 0.62%
Ball Corporation	5.25	7-1-2025	15,000	15,619
Berry Plastics Corporation	5.13	7-15-2023	50,000	50,375
Berry Plastics Corporation 144A	6.00	10-15-2022	65,000	66,788
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	5,000	5,500
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	51,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	50,000	53,000
Owens-Illinois Incorporated 144A	5.38	1-15-2025	50,000	50,438
Owens-Illinois Incorporated 144A	6.38	8-15-2025	250,000	266,250
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	65,400
Sealed Air Corporation 144A	5.13	12-1-2024	75,000	77,063
Silgan Holdings Incorporated	5.00	4-1-2020	25,000	25,813
				727,246

Metals & Mining : 0.02%
Kaiser Aluminum Corporation 144A	5.88	5-15-2024	25,000	25,660

Telecommunication Services : 3.10%

Diversified Telecommunication Services : 1.13%
Citizens Communications Company	7.88	1-15-2027	25,000	20,750
Frontier Communications Corporation	8.13	10-1-2018	60,000	65,100
GCI Incorporated	6.75	6-1-2021	200,000	202,000
GCI Incorporated	6.88	4-15-2025	125,000	125,938
Level 3 Financing Incorporated	5.13	5-1-2023	75,000	75,281
Level 3 Financing Incorporated 144A	5.25	3-15-2026	50,000	49,875
Level 3 Financing Incorporated	5.38	8-15-2022	125,000	126,875
Level 3 Financing Incorporated	5.38	1-15-2024	50,000	50,875
Level 3 Financing Incorporated	5.38	5-1-2025	75,000	76,328
Level 3 Financing Incorporated	5.63	2-1-2023	65,000	66,381
Level 3 Financing Incorporated	6.13	1-15-2021	80,000	83,600
Qwest Corporation (i)	7.63	8-3-2021	20,000	20,400
SBA Communications Corporation	5.63	10-1-2019	10,000	10,363
Syniverse Holdings Incorporated	9.13	1-15-2019	650,000	318,500

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Windstream Corporation	6.38%	8-1-2023	$50,000	$38,469
				1,330,735

Wireless Telecommunication Services : 1.97%
MetroPCS Wireless Incorporated	6.63	11-15-2020	240,000	247,848
SBA Communications Corporation	4.88	7-15-2022	100,000	100,250
SBA Communications Corporation	5.75	7-15-2020	100,000	103,000
Sprint Capital Corporation	6.88	11-15-2028	1,125,000	839,531
Sprint Capital Corporation	8.75	3-15-2032	200,000	161,500
Sprint Communications Incorporated 144A	9.00	11-15-2018	25,000	26,594
Sprint Corporation	7.13	6-15-2024	35,000	26,359
Sprint Corporation	7.63	2-15-2025	25,000	18,859
T-Mobile USA Incorporated	6.00	3-1-2023	25,000	26,063
T-Mobile USA Incorporated	6.13	1-15-2022	25,000	26,375
T-Mobile USA Incorporated	6.25	4-1-2021	30,000	31,425
T-Mobile USA Incorporated	6.38	3-1-2025	145,000	151,888
T-Mobile USA Incorporated	6.46	4-28-2019	10,000	10,169
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,306
T-Mobile USA Incorporated	6.50	1-15-2026	25,000	26,422
T-Mobile USA Incorporated	6.54	4-28-2020	10,000	10,331
T-Mobile USA Incorporated	6.63	4-28-2021	75,000	78,844
T-Mobile USA Incorporated	6.63	4-1-2023	35,000	37,100
T-Mobile USA Incorporated	6.73	4-28-2022	305,000	319,869
T-Mobile USA Incorporated	6.84	4-28-2023	75,000	79,406
				2,327,139

Utilities : 1.18%

Electric Utilities : 0.19%
Otter Tail Corporation (i)	9.00	12-15-2016	215,000	221,936

Gas Utilities : 0.15%
AmeriGas Finance LLC	6.75	5-20-2020	175,000	180,906

Independent Power & Renewable Electricity Producers : 0.84%
Calpine Corporation 144A	5.88	1-15-2024	20,000	20,950
Calpine Corporation 144A	6.00	1-15-2022	40,000	41,950
Calpine Corporation 144A	7.88	1-15-2023	40,000	42,550
NSG Holdings LLC 144A	7.75	12-15-2025	336,093	360,460
Reliant Energy Incorporated (i)	9.24	7-2-2017	34,985	34,286
Reliant Energy Incorporated	9.68	7-2-2026	10,000	9,600
TerraForm Power Operating LLC 144A	5.88	2-1-2023	400,000	354,000
TerraForm Power Operating LLC 144A	6.13	6-15-2025	150,000	129,375
				993,171

Total Corporate Bonds and Notes (Cost $35,157,381)				34,883,243

Loans : 0.83%

Consumer Discretionary : 0.18%

Hotels, Restaurants & Leisure : 0.03%
CCM Merger Incorporated ±	4.50	8-8-2021	38,806	38,976

Specialty Retail : 0.15%
Focus Brands Incorporated ±	10.25	8-21-2018	176,935	176,492

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Financials : 0.06%

Diversified Financial Services : 0.04%
American Beacon Advisors Incorporated ±(i)	9.75%	3-3-2023	$50,000	$47,000

Insurance : 0.02%
Asurion LLC ±	8.50	3-3-2021	25,000	24,413

Health Care : 0.11%

Pharmaceuticals : 0.11%
Valeant Pharmaceuticals International Incorporated ±	4.75	12-11-2019	123,626	121,926

Industrials : 0.08%

Commercial Services & Supplies : 0.04%
W3 Company ±(i)	9.25	9-13-2020	19,950	7,980
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	25,338	25,084
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	4,437	4,393
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	1,490	1,449
WASH Multifamily Laundry Systems LLC ±(i)	8.00	5-14-2023	8,510	8,276
				47,182

Transportation Infrastructure : 0.04%
HGIM Corporation ±	5.50	6-18-2020	71,783	41,783

Information Technology : 0.02%

Technology Hardware, Storage & Peripherals : 0.02%
Peak 10 Incorporated ±(i)	8.25	6-17-2022	30,000	24,600

Utilities : 0.38%

Electric Utilities : 0.38%
Texas Competitive Electric Holdings LLC ±(s)	4.66	10-10-2016	1,471,940	450,090

Total Loans (Cost $2,003,554)				972,462

	Dividend yield		Shares
Preferred Stocks : 11.22%

Utilities : 11.22%

Electric Utilities : 10.20%
Alabama Power Company	6.45		74,084	1,986,377
Baltimore Gas & Electric Company	6.70		20,100	2,042,663
Baltimore Gas & Electric Company	6.99		31,310	3,182,859
Indianapolis Power & Light Company	5.65		28,811	2,936,022
Southern Company	6.25		23,000	625,600
The Connecticut Light & Power Company	5.28		12,000	617,626
The Connecticut Light & Power Company	6.56		12,000	632,626
				12,023,773

Multi-Utilities : 1.02%
Integrys Holding Incorporated ±	4.29		46,050	1,208,813

Total Preferred Stocks (Cost $13,024,612)				13,232,586

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2016 (unaudited)

Security name		Expiration date	Shares	Value

Warrants : 0.00%

Utilities : 0.00%

Gas Utilities : 0.00%
Kinder Morgan Incorporated †		5-25-2017	16,000	$411

Total Warrants (Cost $30,480)				411

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 2.04%

Energy : 0.42%

Oil, Gas & Consumable Fuels : 0.42%
Baytex Energy Corporation 144A	5.63%	6-1-2024	$25,000	19,375
Griffin Coal Mining Company Limited 144A(a)(i)(s)	9.50	12-1-2016	93,118	37,247
Teekay Corporation	8.50	1-15-2020	460,000	371,450
Teekay Corporation 144A	8.50	1-15-2020	75,000	60,563
				488,635

Financials : 0.03%

Banks : 0.03%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	31,200

Health Care : 0.39%

Pharmaceuticals : 0.39%
Mallinckrodt plc 144A	5.50	4-15-2025	50,000	45,125
Mallinckrodt plc 144A	5.63	10-15-2023	20,000	18,800
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	50,000	42,250
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	150,000	126,094
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	175,000	146,125
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	94,000	85,070
				463,464

Industrials : 0.22%

Building Products : 0.01%
Allegion plc	5.88	9-15-2023	15,000	15,863

Commercial Services & Supplies : 0.19%
GFL Environmental Incorporated 144A	7.88	4-1-2020	170,000	175,100
GFL Environmental Incorporated 144A	9.88	2-1-2021	50,000	53,250
				228,350

Machinery : 0.02%
Sensata Technologies BV 144A	5.00	10-1-2025	20,000	20,050

Materials : 0.33%

Containers & Packaging : 0.33%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥	8.63	6-15-2019	118,292	121,841
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	50,000	50,750
Ardagh Packaging Finance plc 144A	9.13	10-15-2020	210,000	220,080
				392,671

Portfolio of investments — May 31, 2016 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name		Interest rate	Maturity date	Principal	Value

Telecommunication Services : 0.65%

Diversified Telecommunication Services : 0.61%
Intelsat Jackson Holdings SA		5.50%	8-1-2023	$545,000	$350,163
Intelsat Jackson Holdings SA		7.25	4-1-2019	200,000	149,000
Intelsat Luxembourg SA		7.75	6-1-2021	125,000	37,188
Intelsat Luxembourg SA		8.13	6-1-2023	500,000	148,750
Virgin Media Finance plc 144A		5.38	4-15-2021	9,000	9,309
Virgin Media Finance plc 144A		6.38	4-15-2023	25,000	25,750
					720,160

Wireless Telecommunication Services : 0.04%
Telesat Canada Incorporated 144A		6.00	5-15-2017	50,000	50,000

Total Yankee Corporate Bonds and Notes (Cost $3,202,910)					2,410,393

Short-Term Investments : 3.24%

		Yield		Shares
Investment Companies : 3.24%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##		0.41		3,823,048	3,823,048

Total Short-Term Investments (Cost $3,823,048)					3,823,048

Total investments in securities (Cost $120,149,826)*	118.81%				140,072,692
Other assets and liabilities, net	(18.81)				(22,178,955)

Total net assets	100.00%				$117,893,737

†	Non-income-earning security
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $120,872,422 and unrealized gains (losses) consists of:

Gross unrealized gains	$24,547,443
Gross unrealized losses	(5,347,173)

Net unrealized gains	$19,200,270

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

1

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$573,334	$0	$0	$573,334
Energy	2,417,483	0	0	2,417,483
Health care	6,124,027	0	0	6,124,027
Industrials	3,310,057	0	0	3,310,057
Telecommunication services	15,557,708	0	0	15,557,708
Utilities	56,767,940	0	0	56,767,940
Corporate bonds and notes	0	34,883,243	0	34,883,243
Loans	0	677,188	295,274	972,462
Preferred stocks
Utilities	0	13,232,586	0	13,232,586
Warrants
Utilities	0	411	0	411
Yankee corporate bonds and notes	0	2,373,146	37,247	2,410,393
Short-term investments
Investment companies	3,823,048	0	0	3,823,048

Total assets	$88,573,597	$51,166,574	$332,521	$140,072,692

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, common stocks with a market value of $1,986,377 were transferred from Level 1 to Level 2 because of a decrease in the market activity of these securities. The Fund had no material transfers into/out of Level 3.

2

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Utilities and High Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: July 27, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: July 27, 2016